File No. 33-16338

811-05202

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 189  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 189  [X]

(Check appropriate box or boxes.)

BNY Mellon Investment Funds IV, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 _  on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A does not relate to BNY Mellon Bond Market Index Fund, BNY Mellon Institutional S&P 500 Stock

Index Fund, BNY Mellon Tax Managed Growth Fund and General Treasury and Agency Money Market Fund and only affects the Registration Statement of the series below:

BNY Mellon Floating Rate Income Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of January, 2020.

BNY Mellon Investment Funds IV, Inc.

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	1/3/2020
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	1/3/2020

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	1/3/2020

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	1/3/2020

Francine J. Bovich

/s/ Andrew J. Donohue*	Board Member	1/3/2020
Andrew J. Donohue
/s/ Kenneth A. Himmel*	Board Member	1/3/2020

Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Board Member	1/3/2020

Stephen J. Lockwood

/s/ Roslyn M. Watson*	Board Member	1/3/2020

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	1/3/2020

Benaree Pratt Wiley
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.